Income Taxes (Details)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes, description	The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2021. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises on January 2019. According to the notice, from January 1, 2019 to December 31, 2021, if a small profit-making enterprise has annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 50% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. The Company’s annual taxable income for the year ended December 31, 2019 and 2020 makes the Company eligible for the tax relief policy.
Cumulative tax effect, percentage	25.00%